Share-based Compensation - Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted (Details) - $ / shares	1 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2017	May 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free rate of return			3.50%	3.20%
Risk-free rate of return	1.60%	2.70%
Risk-free rate of return	2.50%	3.20%
Contractual life of option	10 years	10 years	10 years	10 years
Expected term		6 years 6 months
Estimated volatility rate	70.00%	70.00%	70.00%	70.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares			$ 27.93	$ 9.60
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term	6 years
Fair value of underlying ordinary shares	$ 27.23	$ 17.60
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term	6 years 6 months
Fair value of underlying ordinary shares	$ 41.59	$ 24.58